Segment information (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Disclosure of Operating Segments
The following table reports the carrying amount of On’s non-current assets by geographic area:

(CHF in thousands)	6/30/2022	12/31/2021

Europe	202,132	176,190
thereof Switzerland	187,973	168,864
North America	88,373	82,377
Asia-Pacific	18,460	12,326
Rest of World	3,090	1,030
Non-current assets	312,055	271,923